Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000162940 | Bristol-Myers Squibb Co.FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000162940 | Ford Motor Co.FR_345370860
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162940 | Diamondback Energy, Inc.FR_25278X109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000162940 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000162940 | PACCAR, Inc.FR_693718108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162940 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162940 | Devon Energy Corp.FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162940 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162940 | EOG Resources, Inc.FR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162940 | Sysco Corp.FR_871829107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162940 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000162940 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000162940 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000162940 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162940 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000162940 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162940 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162940 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162940 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162940 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162941 | Diamondback Energy, Inc.FR_25278X109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | PulteGroup, Inc.FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162941 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162941 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162941 | Lennar Corp.FR_526057104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162941 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | GoDaddy, Inc.FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | DR Horton, Inc.FR_23331A109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Vistra Corp.FR_92840M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000162941 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162941 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162941 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000162941 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000162941 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000162941 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000162941 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000162941 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162941 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162942 | Bristol-Myers Squibb Co.FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162942 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000162942 | Cognizant Technology Solutions Corp.FR_192446102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000162942 | Humana, Inc.FR_444859102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162942 | Cardinal Health, Inc.FR_14149Y108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000162942 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162942 | Electronic Arts, Inc.FR_285512109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | Best Buy Co., Inc.FR_086516101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | AutoZone, Inc.FR_053332102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162942 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162942 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000162942 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162942 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162942 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000162942 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162942 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162942 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162942 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019040 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019040 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019040 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019040 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019040 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019040 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019040 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019040 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019040 | Owens CorningFR_690742101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019040 | Watsco, Inc.FR_942622200
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019040 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000019040 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000019040 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019040 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019040 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019040 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000019040 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019040 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019040 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019040 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019041 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019041 | Reinsurance Group of America, Inc.FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019041 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | Fidelity National Financial, Inc.FR_31620R303
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | WP Carey, Inc.FR_92936U109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | BJ's Wholesale Club Holdings, Inc.FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | Ally Financial, Inc.FR_02005N100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | Performance Food Group Co.FR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019041 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019041 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019041 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019041 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019041 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000019041 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019041 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019041 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019041 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019041 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019041 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019043 | Abercrombie & Fitch Co.FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019043 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019043 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019043 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019043 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019043 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019043 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019043 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | Meritage Homes Corp.FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | Badger Meter, Inc.FR_056525108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019043 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019043 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000019043 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019043 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000019043 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019043 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019043 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019043 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019043 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019043 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019027 | Comerica, Inc.FR_200340107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019027 | Robert Half, Inc.FR_770323103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019027 | Organon & Co.FR_68622V106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019027 | Lincoln National Corp.FR_534187109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019027 | Mr Cooper Group, Inc.FR_62482R107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019027 | Alaska Air Group, Inc.FR_011659109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019027 | Jackson Financial, Inc.FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019027 | Dycom Industries, Inc.FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019027 | VF Corp.FR_918204108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019027 | Academy Sports & Outdoors, Inc.FR_00402L107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019027 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019027 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019027 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000019027 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019027 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019027 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019027 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019027 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019027 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019027 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104492 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104492 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104492 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104492 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104492 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104492 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104492 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104492 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104492 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104492 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104492 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000104492 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104492 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000104492 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104492 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104492 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000104492 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104492 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104492 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104492 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104493 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104493 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104493 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000104493 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104493 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000104493 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000104493 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104493 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104493 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000104493 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104493 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104493 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104493 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104493 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104493 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000104493 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000104493 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104493 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000104493 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104493 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000123372 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123372 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123372 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123372 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123372 | General Mills, Inc.FR_370334104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123372 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | Duke Energy Corp.FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | Equity ResidentialFR_29476L107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123372 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000123372 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000123372 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000123372 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000123372 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123372 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000123372 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123372 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000123372 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000123373 | Nelnet, Inc.FR_64031N108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000123373 | PJT Partners, Inc.FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000123373 | Hanover Insurance Group, Inc.FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123373 | Community Financial System, Inc.FR_203607106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123373 | Old National BancorpFR_680033107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123373 | Enstar Group Ltd.FR_G3075P101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123373 | NBT Bancorp, Inc.FR_628778102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123373 | Park National Corp.FR_700658107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123373 | City Holding Co.FR_177835105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123373 | Virtu Financial, Inc.FR_928254101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123373 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123373 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000123373 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000123373 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000123373 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000123373 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123373 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123373 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123373 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000123373 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195381 | Badger Meter, Inc.FR_056525108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195381 | ADT, Inc.FR_00090Q103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195381 | Alarm.com Holdings, Inc.FR_011642105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195381 | Mueller Water Products, Inc.FR_624758108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195381 | Select Water Solutions, Inc.FR_81617J301
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195381 | Carrier Global Corp.FR_14448C104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195381 | Xylem, Inc.FR_98419M100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195381 | Resideo Technologies, Inc.FR_76118Y104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195381 | Tetra Tech, Inc.FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195381 | Pentair PLCFR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195381 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000195381 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000195381 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000195381 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195381 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195381 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000195381 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000195381 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000195381 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000195381 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195382 | Rivian Automotive, Inc.FR_76954A103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195382 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195382 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195382 | Canoo, Inc.FR_13803R201
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195382 | Luminar Technologies, Inc.FR_550424105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195382 | Allison Transmission Holdings, Inc.FR_01973R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195382 | Cummins, Inc.FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195382 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195382 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195382 | Visteon Corp.FR_92839U206
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195382 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000195382 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195382 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000195382 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000195382 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000195382 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000195382 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000195382 | IndustryAuto Components
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000195382 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000195382 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195383 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195383 | SentinelOne, Inc.FR_81730H109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195383 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195383 | Rapid7, Inc.FR_753422104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195383 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195383 | CyberArk Software Ltd.FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195383 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195383 | Oceaneering International, Inc.FR_675232102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195383 | Parsons Corp.FR_70202L102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195383 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195383 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000195383 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195383 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000195383 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000195383 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195383 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000195383 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000195383 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000195383 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195383 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205415 | Oceaneering International, Inc.FR_675232102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205415 | Parsons Corp.FR_70202L102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205415 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205415 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205415 | Bruker Corp.FR_116794108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205415 | Leidos Holdings, Inc.FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205415 | AeroVironment, Inc.FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205415 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205415 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205415 | Lockheed Martin Corp.FR_539830109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205415 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205415 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000205415 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205415 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000205415 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205415 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205415 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000205415 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205415 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205415 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205413 | Sunnova Energy International, Inc.FR_86745K104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205413 | Avangrid, Inc.FR_05351W103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | Atlantica Sustainable Infrastructure PLCFR_G0751N103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | ALLETE, Inc.FR_018522300
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | GE Vernova, Inc.FR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205413 | Ormat Technologies, Inc.FR_686688102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205413 | Generac Holdings, Inc.FR_368736104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205413 | Constellation Energy Corp.FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205413 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000205413 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205413 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000205413 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205413 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205413 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000205413 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205413 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205413 | IndustryIndependent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000205413 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000205414 | Oceaneering International, Inc.FR_675232102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205414 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205414 | Lockheed Martin Corp.FR_539830109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205414 | Rocket Lab USA, Inc.FR_773122106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205414 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205414 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205414 | Northrop Grumman Corp.FR_666807102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205414 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205414 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205414 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205414 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000205414 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205414 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000205414 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000205414 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000205414 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205414 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000205414 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205414 | IndustryIndustrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000205414 | IndustryContainers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220766 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000220766 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220766 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000220766 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000220766 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220766 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220766 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220766 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220766 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220766 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220766 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220766 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220766 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220766 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220766 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000220766 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220766 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000220766 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220766 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220766 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231370 | Abercrombie & Fitch Co.FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231370 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231370 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231370 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231370 | Meritage Homes Corp.FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231370 | Insight Enterprises, Inc.FR_45765U103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231370 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000231370 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231370 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231370 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231370 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231370 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231370 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231370 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231370 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231370 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235432 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235432 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235432 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235432 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235432 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000235432 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000235432 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000235432 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235432 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000235432 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000235432 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000019026 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019026 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019026 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019026 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019026 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019026 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019026 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019026 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019026 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019026 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019026 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019026 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019026 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019026 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000019026 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019026 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000019026 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019026 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000019026 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000019026 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019036 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019036 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019036 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019036 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019036 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000019036 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019036 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019036 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019036 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019036 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019036 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019036 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019036 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019036 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000019036 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019036 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000019036 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019036 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019036 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000019036 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128125 | Abercrombie & Fitch Co.FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128125 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000128125 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | Comerica, Inc.FR_200340107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | Robert Half, Inc.FR_770323103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128125 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128125 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000128125 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128125 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128125 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128125 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000128125 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128125 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000128125 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019037 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000019037 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019037 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019037 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000019037 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000019037 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000019037 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019037 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019037 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019037 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019037 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019037 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000019037 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000019037 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019037 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019037 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019037 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000019037 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000019037 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019037 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019038 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019038 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019038 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019038 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019038 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019038 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019038 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019038 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019038 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019038 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019038 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019038 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019038 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019038 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000019038 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019038 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019038 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019038 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019038 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019038 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000160602 | Equity ResidentialFR_29476L107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Iron Mountain, Inc.FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160602 | Public Service Enterprise Group, Inc.FR_744573106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160602 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160602 | Hasbro, Inc.FR_418056107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | International Paper Co.FR_460146103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | ONEOK, Inc.FR_682680103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Essex Property Trust, Inc.FR_297178105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000160602 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000160602 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000160602 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000160602 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000160602 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000160602 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000160602 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000160602 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000160602 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244514 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244514 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000244514 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244514 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244514 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244514 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000244514 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244514 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244514 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244514 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000019039 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | BioMarin Pharmaceutical, Inc.FR_09061G101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000019039 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019039 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019039 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019039 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019039 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019039 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019039 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019039 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019039 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019029 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019029 | Equity ResidentialFR_29476L107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019029 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000019029 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000019029 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019029 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000019029 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019029 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019029 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019029 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019029 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000019029 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000019029 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000019029 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000019029 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000019029 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000019029 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019029 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019030 | Comerica, Inc.FR_200340107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Old National BancorpFR_680033107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Bancorp, Inc.FR_05969A105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019030 | First Horizon Corp.FR_320517105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | First Interstate BancSystem, Inc.FR_32055Y201
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Synovus Financial Corp.FR_87161C501
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Truist Financial Corp.FR_89832Q109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Axos Financial, Inc.FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Hancock Whitney Corp.FR_410120109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000019030 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000033541 | First Horizon Corp.FR_320517105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033541 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033541 | Synovus Financial Corp.FR_87161C501
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033541 | Truist Financial Corp.FR_89832Q109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033541 | Bank OZKFR_06417N103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033541 | Columbia Banking System, Inc.FR_197236102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033541 | Regions Financial Corp.FR_7591EP100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033541 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033541 | Valley National BancorpFR_919794107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033541 | Huntington Bancshares, Inc.FR_446150104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033541 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000019034 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019034 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019034 | Southern Co.FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019034 | Xcel Energy, Inc.FR_98389B100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019034 | T Rowe Price Group, Inc.FR_74144T108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019034 | Edison InternationalFR_281020107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019034 | Kimberly-Clark Corp.FR_494368103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019034 | Consolidated Edison, Inc.FR_209115104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019034 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019034 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019034 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019034 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000019034 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000019034 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000019034 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019034 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019034 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019034 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019034 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019034 | IndustryHousehold Products
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000033534 | Lockheed Martin Corp.FR_539830109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033534 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033534 | Northrop Grumman Corp.FR_666807102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033534 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033534 | Spirit AeroSystems Holdings, Inc.FR_848574109
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033534 | BWX Technologies, Inc.FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033534 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033534 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033534 | Textron, Inc.FR_883203101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033534 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033534 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000027706 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027706 | BioMarin Pharmaceutical, Inc.FR_09061G101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027706 | Sarepta Therapeutics, Inc.FR_803607100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027706 | United Therapeutics Corp.FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027706 | Alnylam Pharmaceuticals, Inc.FR_02043Q107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027706 | Amgen, Inc.FR_031162100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027706 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027706 | Regeneron Pharmaceuticals, Inc.FR_75886F107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027706 | Exact Sciences Corp.FR_30063P105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027706 | Biogen, Inc.FR_09062X103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027706 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000027706 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027707 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027707 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027707 | KB HomeFR_48666K109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027707 | Allegion PLCFR_G0176J109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027707 | Taylor Morrison Home Corp.FR_87724P106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027707 | NVR, Inc.FR_62944T105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027707 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027707 | Tri Pointe Homes, Inc.FR_87265H109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027707 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027707 | A O Smith Corp.FR_831865209
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027707 | Homebuilding
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000027707 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000027707 | Home Improvement Retail
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027707 | Homefurnishing Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033535 | Diamondback Energy, Inc.FR_25278X109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033535 | EOG Resources, Inc.FR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033535 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033535 | Permian Resources Corp.FR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033535 | Matador Resources Co.FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033535 | Civitas Resources, Inc.FR_17888H103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033535 | APA Corp.FR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033535 | Occidental Petroleum Corp.FR_674599105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033535 | Marathon Oil Corp.FR_565849106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033535 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033535 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	99.80%